Mining rights (Tables)	12 Months Ended
Dec. 31, 2020
Mining rights
Detailed information about mining rights

	2020	2019

Beginning of the year
Cost	2,472,886	2,406,567
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,577,505	1,511,186

Movements:
Addition	33,981	66,319
Impairment charge for the year	—	—

End of the year	1,611,486	1,577,505

Cost	2,506,867	2,472,886
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,611,486	1,577,505